INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details Narrative
Federal net operating loss carryforwards	$ 4,880,000
State net operating loss carryforwards	$ 6,706,000
Federal carryforward expires	2034
State carryforward expires	2019
Estimated net tax operating loss	$ 6,706,000	$ 4,880,000